CASH FLOW ITEMS - Other Non-Cash Items, Operating Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Statement [Abstract]
Share-based compensation	$ 5.1	$ 6.7
Write-down of assets	2.0	3.5
Changes in estimates of asset retirement obligations at closed sites	1.6	40.7
Interest income	(8.5)	(3.7)
Fair value of deferred consideration from the sale of Sadiola	(0.7)	(4.6)
Effects of exchange rate fluctuation on cash and cash equivalents	17.1	9.7
Effects of exchange rate fluctuation on restricted cash	2.1	2.9
Gain on sale of royalties	0.0	(45.9)
Gain on sale of investment in INV Metals Inc.	0.0	(16.1)
Insurance recoveries	(1.2)	0.0
Employee service provision	2.1	2.8
Other	(3.8)	(11.1)
Total other non-cash items	$ 15.8	$ (15.1)